Note 20 - Provisions - Reconciliation of Site Restoration Provision (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Statement Line Items [Line Items]
Unwinding of discount (note 11)		$ 0	$ 30	$ (198)	$ (36)
Provision for decommissioning, restoration and rehabilitation costs for Blanket mine [member]
Statement Line Items [Line Items]
Balance				4,766	2,823	$ 2,823
Unwinding of discount (note 11)				198		109
Change in estimate	[1]			(868)		1,834
Balance		4,096		4,096		4,766
Balance		4,096		4,096		4,766
Provision for decommissioning, restoration and rehabilitation costs for Motapa, Maligreen, and Bilboes [member]
Statement Line Items [Line Items]
Balance				6,219	$ 135	135
Balance		5,320		5,320		6,219
Balance		5,320		5,320		6,219
Provision for decommissioning, restoration and rehabilitation costs for Motapa [member]
Statement Line Items [Line Items]
Change in estimate	[2]			(899)		1,466
Provision for decommissioning, restoration and rehabilitation costs for Maligreen [member]
Statement Line Items [Line Items]
Change in estimate				0		152
Provision for decommissioning, restoration and rehabilitation costs for Bilboes Holdings [member]
Statement Line Items [Line Items]
Acquisition - Bilboes				0		4,466
Provision for decommissioning, restoration and rehabilitation costs [member]
Statement Line Items [Line Items]
Balance				10,985
Balance		9,416		9,416		10,985
Balance		9,416		9,416		10,985
Current		0		0		0
Non-current		$ 9,416		$ 9,416		$ 10,985

[1]	The change in estimate is due to the Blanket Mine’s LoM that was extended to 2041 (that is inclusive of inferred resources and it is based on an internal estimate representing management’s best estimate of the LoM inclusive of the latest drilling results).
[2]	After further review of the Motapa claims the old tailings storage facility, previously included in the rehabilitation liability, is not within the Caledonia claims area. The Tailing storage facility was subsequently excluded from the rehabilitation liability footprint.